Fresh-Start Reporting (Plan of Reorganization Adjustments to Liabilities Subject to Compromise) (Details) - USD ($) $ in Millions		9 Months Ended	12 Months Ended
	Oct. 03, 2016	Oct. 02, 2016	Dec. 31, 2015
Fair value of equity issued to TCEH first lien creditors	$ (7,741)
TRA Rights issued to TCEH first lien creditors	(574)
Cash distributed and accruals for TCEH first lien creditors	(377)
Cash distributed for TCEH unsecured claims	(502)
Cash distributed and accruals for TCEH administrative claims	(60)
Settlement of affiliate balances	(99)
Net liabilities of contributed entities and other items	(60)
Gain on extinguishment of LSTC	24,344
Predecessor
Notes, loans and other debt	31,668
Accrued interest on notes, loans and other debt	646
Net liability under terminated TCEH interest rate swap and natural gas hedging agreements	1,243
Trade accounts payable and other expected allowed claims	192
Third-party liabilities subject to compromise	33,749
LSTC from the Contributed EFH Entities	8
Total liabilities subject to compromise	$ 33,757
Cash distributed for TCEH unsecured claims		$ (429)	$ 0
Gain on extinguishment of LSTC		$ 24,344	$ 0